ACQUISITION - Proforma (Details3) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
	Mar. 10, 2017	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
ACQUISITION
Revenue		$ 99,925	$ 78,839	$ 302,399	$ 535,577
Net income		(4,172)	(25,337)	$ (1,043)
Permian Acquisition
ACQUISITION
Revenue	$ 1,900
Net income		300
Pro forma information
Revenue		105,531	83,942
Net loss		(12,055)	(26,242)
Less: net loss attributable to noncontrolling interests		7,932	17,369
Net loss attributable to Select Energy Services, Inc.		$ (4,123)	$ (8,873)